Alger Small Cap Growth Fund Annual Fund Operating Expenses - Class A B C Shares [Member] - Alger Small Cap Growth Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.32%
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	2.05%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	2.12%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2025 was .81%.
[2]	For the year ended October 31, 2025, the Manager voluntarily waived .98% of Class B Shares’ expenses, equal to $16,268, which is not reflected in the above table. Such waiver is not guaranteed to continue.